Reverse stock split	9 Months Ended
Sep. 30, 2013
Reverse stock split and Shareholders' Equity [Abstract]
Reverse stock split
12.	Reverse stock split

 On January 22, 2013, the Company’s Board of Directors authorized a reverse stock split at a ratio of 1 for 10, which was effective at 8:00 am on February 14, 2013, New York time. The reverse stock split consolidates 10 shares of common stock into one share of common stock at a par value of $0.001 per share. The reverse stock split did not affect any shareholder’s ownership percentage of the Company’s common shares, except to the limited extent that the reverse stock split resulted in any shareholder owning a fractional share. Fractional shares of common stock were rounded up to the nearest whole share.

At September 30, 2013, and following the reverse stock split discussed above, the Company had 5,000,000 shares of preferred stock authorized at $0.001 par value of which none was issued, 250,000,000 shares of common stock authorized at $0.001 par value, of which 53,108,261 shares were issued and outstanding, as well as the number of shares of restricted stock discussed in Note 12. All per share amounts included in these unaudited interim condensed consolidated financial statements and accompanying notes have been retroactively adjusted to the earliest period presented for the effect of these reverse stock split.